Loans and Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-PCI [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	$ 7,285	$ 8,704
Non-PCI [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	933	979
Non-PCI [Member] | Non-government insured/guaranteed [Member] | Total Commercial [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	78	94
Non-PCI [Member] | Non-government insured/guaranteed [Member] | Commercial and industrial loans [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	47	43
Non-PCI [Member] | Non-government insured/guaranteed [Member] | Commercial real estate mortgage [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	31	51
Non-PCI [Member] | Non-government insured/guaranteed [Member] | Total Consumer [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	855	885
Non-PCI [Member] | Non-government insured/guaranteed [Member] | Real estate 1-4 family first mortgage [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	112	124
Non-PCI [Member] | Non-government insured/guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	32	32
Non-PCI [Member] | Non-government insured/guaranteed [Member] | Credit card [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	546	513
Non-PCI [Member] | Non-government insured/guaranteed [Member] | Automobile [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	78	114
Non-PCI [Member] | Non-government insured/guaranteed [Member] | Other revolving credit and installment [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	87	102
Non-PCI [Member] | Government insured or guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	6,352	7,725
PCI [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	$ 102	$ 370